AUDITORS' REMUNERATION (Tables)	12 Months Ended
Dec. 31, 2019
AUDITORS' REMUNERATION (Tables) [Line Items]
Disclosure of fees payable to auditors [text block]	During the year the auditors earned the following fees:

	2019	2018	2017
	£m	£m	£m
Fees payable for the audit of the Bank’s current year annual report	4.2	3.8	3.5
Fees payable for other services:
Audit of the Bank’s subsidiaries pursuant to legislation	8.6	10.2	9.9
Other services supplied pursuant to legislation	1.3	1.5	2.3
Other services – audit-related fees	0.2	–	–
All other services	0.3	0.1	1.4
Total fees payable to the Bank’s auditors	14.6	15.6	17.1

Entities Outside of Lloyds [member]
AUDITORS' REMUNERATION (Tables) [Line Items]
Disclosure of fees payable to auditors [text block]	During the year the auditors also earned fees payable by entities outside the consolidated Lloyds Bank Group in respect of the following:

	2019	2018	2017
	£m	£m	£m
Audits of the Group pension schemes	0.1	0.1	0.1
Audits of unconsolidated Open Ended Investment Companies managed by the Group	–	0.1	0.3
Reviews of the financial position of corporate and other borrowers	–	0.4	0.2
Acquisition due diligence and other work performed in respect of potential venture capital investments	–	–	0.1